Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Income and Expenses

For the years ended December 31 these items comprise the following:

	2015	2016	2017
Financial income:
Interest on short-term bank deposits	12,076	9,193	5,133
Interest on loans to third parties	19,749	6,142	635
Commissions and collaterals	3,026	4	12
Exchange rate gain, net	—	—	6,292
Others	2,785	5,306	3,335

	37,636	20,645	15,407

Financial expenses:
Interest expense:
- Bank loans	56,974	97,953	109,366
- Bonds	3,350	25,352	28,804
- Financial lease	13,167	12,138	9,748
- Commissions and collaterals	8,574	9,166	15,648
- Loans from third parties	2,868	264	7,569
- Loans from related parties	556	3,452	—
Exchange difference loss, net	82,851	12,527	—
Derivative financial instruments	1,691	1,248	739
Loss by measurement of financial asset fair value	—	76,864	8,059
Other financial expenses	11,205	18,134	37,420
Less capitalized interest	(13,153)	(35,434)	(31,908)

	168,083	221,664	185,445